PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                        December 31, 1998



                                                  PAGE(S)

Independent Auditors' Report                        1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital          4

Schedule of Investments                             6

Notes to Financial Statements                      10

                  Independent Auditors' Report


The Partners of
Penfield Partners, L.P.

     We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of Penfield Partners, L.P. as of December 31, 1998 and the related Statement of Operations for the year ended and the Statements of Changes in Partners' Capital for each of the two years in the period ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Penfield Partners, L.P. as of December 31, 1998, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                              Anchin, Block & Anchin LLP




New York, N.Y.
January 29, 1999

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1998



ASSETS

Investments in securities, at fair value          $29,233,074
Cash equivalents                                       31,701
Receivable from broker                                999,385
Accrued income                                          5,695
Organization costs                                     17,162
                                                  ___________

     TOTAL ASSETS                                 $30,287,017
                                                  ___________

LIABILITIES

Securities sold short, at fair value              $ 4,386,066
Payable to broker                                   2,684,800
Accrued expenses                                       99,861
Payable for capital withdrawals                     1,600,322
                                                  ___________

     TOTAL LIABILITIES                            $ 8,771,049
                                                  ___________

PARTNERS' CAPITAL

General partners                                    1,592,780
Limited partners                                   19,923,188
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $21,515,968
                                                  ___________


     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $30,287,017
                                                  ___________

Net asset value per Limited Partner's Unit        $    25,000
                                                  ___________




See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
                        December 31, 1998




REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gains on investments, net    $   149,931
  Unrealized gain on investments, net       262,828
                                        ___________

       Total Realized and Unrealized Investment Gain   $  412,759

INVESTMENT LOSS
  Income
     Interest                               102,881
     Dividends                              155,594
                                        ___________

                                            258,475

  Expenses
     Administrator's fee                    179,557
     Independent general partners' fees      20,000
     Interest                               124,316
     Professional fees                       68,498
     Amortization of organization costs      34,322
     Other                                   17,315
                                        ___________

                                            444,008

       Investment Loss                                  (185,533)
                                                       __________

NET INCOME                                             $ 227,226
                                                       __________










See Notes to Financial Statements


Page 4
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1998


                                 Corporate  Individual
                                 General    General   Limited
                    Total        Partner    Partners  Partners
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning         $22,661,216 $1,563,270  $13,930  $21,084,016
                    ___________ __________  ________ ___________
CHANGES IN CAPITAL FROM
Net Income (loss)       227,226    281,093      (66)     (53,801)
                    ___________ __________  ________ ____________

Partners' Transactions
Capital contributions 1,825,000      -          -      1,825,000
Capital transfers         -       (265,447)     -        265,447
Capital withdrawals  (3,197,474)     -          -     (3,197,474)
                    ___________ __________  ________ ___________

Net Decrease         (1,372,474)  (265,447)     -     (1,107,027)
                    ___________ __________  ________ ___________
Total Decrease in
  Partners Capital   (1,145,248)    15,646      (66)  (1,160,828)
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL-
  Ending            $21,515,968 $1,578,916  $13,864  $19,923,188
                    ___________ __________  ________ ___________

Units Outstanding-
  Beginning             906.45      62.53     .56        843.36
                    ___________ __________  ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             73.00       -         -          73.00
  Units Transferred        -       (10.62)     -          10.62
  Units Adjusted for
   Net Income (Loss)      9.09      11.24      -          (2.15)
  Units Repurchased    (127.90)      -         -        (127.90)
                    ___________ __________  ________ __________
  Net Increase          (45.81)       .62      -         (46.43)
                    ___________ __________  ________ ___________
Units Outstanding-
  Ending                860.64      63.15      .56       796.93
                    ___________ __________  ________ ___________

See Notes to Financial Statements



Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1997


                                 CORPORATE  INDIVIDUAL
                                 GENERAL    GENERAL  LIMITED
                    TOTAL        PARTNER    PARTNERS PARTNERS
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning         $18,036,683  $1,268,319 $11,555  $16,756,809
                    ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
 Net Income           4,377,763     508,356   2,375    3,867,032
                    ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions 2,700,000      -           -     2,700,000
Capital transfers         -        (138,405)    -        138,405
Capital withdrawals  (2,453,230)    (75,000)    -     (2,378,230)
                   ____________ ___________ ________ ____________
Net Increase            246,770    (213,405)    -        460,175
                   ____________ ___________ ________ ____________
Total Increase in
  Partners' Capital   4,624,533     294,951   2,375    4,327,207
                  ____________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending            $22,661,216  $1,563,270 $13,930  $21,084,016
                   ____________ ___________ ________ ____________
Units Outstanding-
  Beginning              721.47       50.73     .46       670.28
                   ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             108.00        -         -        108.00
  Units Transferred      -            (5.53)     -          5.53
Units Issued for
   Net Income            175.11       20.33     .10       154.68
  Units Repurchased      (98.13)      (3.00)     -        (95.13)
                       ________      _______  ______    ________
  Net Decrease           184.98       11.80     .10       173.08
                       ________      _______  ______    ________
Units Outstanding-
  Ending                 906.45       62.53     .56       843.36
                       ________      _______  ______    ________


See Notes to Financial Statements



Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                        December 31, 1998

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 135.87%

               DRUGS AND HEALTHCARE 13.75%
  100,000      Cardiac Control Systems, Inc. including
                  17,332 warrants (a)                  $   30,000
    8,953      Cardiac Control Systems, Inc.,
                 restricted (a)                             2,686
   35,000      Jones Medical Industries, Inc.           1,277,500
   12,800      Sofamor/Danek Group, Inc.                1,558,400
  110,000      Viragen, Inc.                               89,375
                                                       __________
                                                        2,957,961

               ELECTRONICS 3.61%
   90,000      Barringer Technologies, Inc.               776,250


               ENERGY 1.37%
   15,000      Chesapeake Energy Corp.                     14,062
   30,000      Giant Industries, Inc.                     281,250
                                                       __________
                                                          295,312

               FINANCIAL SERVICES 16.28%
  100,000      Imperial Credit Industries, Inc.           837,500
  130,000      MFC Bancorp Ltd.                         1,186,250
   23,000      Megabank Financial Corp.                   218,500
   60,000      R & G Financial Corp.                    1,260,000
                                                       __________
                                                        3,502,250

               HEALTHCARE SERVICES 5.27%
  120,000      Accuhealth, Inc.(a)                        120,000
  265,689      Accuhealth, Inc. restricted (a)            265,689
   40,000      Rehabcare Group, Inc.                      747,500
                                                       __________
                                                        1,133,189
               INDUSTRIAL AND MACHINERY .71%
   31,760      Transnational Industries, Inc.
                restricted (a)                             59,550
   50,000      Transnational Industries, Inc.              93,750
                                                       __________
                                                          153,300

See Notes to Financial Statements
Page 7

                     PENFIELD PARTNERS, L.P.
               SCHEDULE OF INVESTMENTS (CONTINUED)
                        December 31, 1998

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMONS STOCKS (CONTINUED)

               MANUFACTURING 9.41%
   64,500      Blount International, Inc.              $1,608,469
   50,000      Sun Hydraulics Corp.                       415,625
                                                       __________
                                                        2,024,094

               RESTAURANT, LODGING AND ENTERTAINMENT 1.44%
   66,000      TCI Music, Inc.                            309,375


               RETAILING 6.77%
   21,093      99 Cents Only Stores                     1,036,193
   28,100      Deb Shops, Inc.                            421,500
                                                       __________
                                                        1,457,693

               SERVICE 17.05%
  110,000      Corrections Corp. of America             1,938,750
   35,000      Iron Mountain, Inc.                      1,262,187
   85,000      Nobel Learning Communities, Inc.           467,500
                                                       __________
                                                        3,668,437


               TECHNOLOGY 34.81%
   10,000      Centennial Technologies, Inc.                6,000
   40,000      Cognex Corp.                               800,000
  100,000      Cognitronics Corp.                         912,500
   75,000      Data Transmission Network Corp.          2,165,625
   50,000      Genrad, Inc.                               787,500
   50,000      Helix Technology Corp.                     650,000
   40,000      Interlinq Software Corp.                   350,000
  110,000      Mecon Inc.                               1,155,000
   25,000      Media 100, Inc.                            146,875
   70,000      Premiere Technologies, Inc.                516,250
                                                       __________
                                                        7,489,750

               TELECOMMUNICATIONS .93%
  130,000      Relm Wireless Corp.                        199,062


See Notes to Financial Statements

Page 8


                     PENFIELD PARTNERS, L.P.
               SCHEDULE OF INVESTMENTS (CONTINUED)
                        DECEMBER 31, 1998


NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS (CONTINUED)

               TRANSPORTATION 21.50%
   45,000      Airborne Freight Corp.                $  1,622,807
   30,000      Ryanair Holding PLC                      1,132,500
   62,500      Sea Containers Ltd.                      1,871,094
                                                     ____________
                                                        4,626,401


               UTILITIES 2.97%
   40,000      Northeast Utilities                        640,000

                                                     ____________
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $24,983,221)                  $29,233,074

                                                     ____________



(a) Affiliated issuer under the Investment Company Act of 1940, in as much as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital





Page 9
                     PENFIELD PARTNERS, L.P.
                    SCHEDULE OF INVESTMENTS
                        December 31, 1998

SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 20.39%

               BIOTECH .89%
   10,000      Zonagen Inc.                            $  191,250

               DRUGS AND HEALTHCARE 4.74%
   35,000      Chromatics Color Sciences                  276,719
   10,000      Medtronic Inc.                             742,812
                                                       __________
                                                        1,019,531
               ENERGY .77%
    8,700      Carbo Ceramics, Inc.                       152,250
   15,000      Chesapeake Energy Corp.                     14,062
                                                       __________
                                                          166,312
               FOOD 1.60%
   30,000      Gardenburger, Inc.                         345,000

               HEALTHCARE SERVICES 2.36%
   12,500      Lincare Holdings, Inc.                     507,031

               MISCELLANEOUS .99%
    5,000      Flour Corp.                                212,817

               RETAILING 2.68%
   15,000      Duane Reade, Inc.                          577,500

               SERVICE 2.07%
   20,000      Stewart Enterprises, Inc.                  445,000

               SHOES AND APPAREL 1.89%
   10,000      Nike Inc.                                  405,625

               TECHNOLOGY 2.40%
   10,000      Centennial Technologies, Inc.                6,000
   15,000      Smart Modular Technologies, Inc.           416,250
   15,000      Tera Computer Co.                           93,750
                                                       __________
                                                          516,000
               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $4,889,295)                 $4,386,066

All percentages are relative to Partners' Capital
See Notes to Financial Statements


Page 10

                     PENFIELD PARTNERS, L.P.

               NOTES TO FINANCIAL STATEMENTS
                        December 31, 1998


ORGANIZATION   Penfield Partners, L.P. ("the Fund") was organized
               in November 1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Fund's Agreement of Limited Partnership
               ("the Partnership Agreement"). The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund has adopted certain policies for its
POLICIES       repurchases of units from partners as fundamental
               policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Partnership Agreement.

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.




Page 11
                     PENFIELD PARTNERS, L.P.
                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1998

REPURCHASE     The Individual General Partners are authorized
POLICIES       under the Partnership Agreement  to establish
               other policies relating to repurchases of units that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership
               Agreement.

               On November 16, 1998, the Fund offered to repurchase up to 25% of the outstanding units of the Fund. Partners holding 7% of the units outstanding on December 31, 1998 equal to $1,600,322 elected to tender their units to the Fund for repurchase.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.

ORGANIZATION   Organization costs are being amortized on a
COSTS          straight-line basis over a period of 60 months.
               Accumulated amortization at December 31, 1998 is
               $154,450.
Page 12

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1998


INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.


CUSTODY        The Partnership maintains a brokerage account with
CONCENTRATIONS ING Baring Furman Selz LLC.  The Securities
               Investor Protection Corporation (SIPC) insures the brokerage account to the extent of $500,000
               (including up to $100,000 for cash). Amounts in excess of these limits are covered by additonal insurance maintained by the broker.

SECURITIES     The fund is subject to certain inherent risks
SOLD SHORT     arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.


DERIVATIVE     Derivative financial instruments traded by the
FINANCIAL      Partnership (the value of which is based upon an
INSTRUMENTS    underlying assets, index or reference rate)
               consist of stock options.

               Derivatives are used for trading purposes and for managing risks associated with the portfolio of investments. They are subject to various risks similar to those related to the underlying financial instruments, including market risks.
               The notional amount of derivatives is not recorded on the balance sheet. Such amount does not measure the exposure of the Partnership, nor the amounts exchanged by the parties. The amounts exchanged are calculated on the basis of notional amounts and the other terms of the derivatives, which relate to security prices, or financial or other indices. There were no options held as of December 31, 1998.




Page 13
                     PENFIELD PARTNERS, L.P.

                  Notes to Financial Statements
                        December 31, 1998


DERIVATIVE     Market risk is the potential for changes in the
FINANCIAL      value of derivative financial instruments due to
INSTRUMENTS    market changes and fluctuations in security
(CONTINUED)    prices.

               The partnership had trading gains of approximately
               $9,900 on options purchased. The average value of these option contracts for the year was approximately $10,600.

ALLOCATIONS    The net income of the Partnership is allocated
OF INCOME      semiannually on June 30th and December 31st, 20%
(LOSS)         to the Corporate General Partner and 80% to all
               partners in proportion of the number of units held by each. A net loss is allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to future periods until the loss has been recovered. Income for the six months ended June 30, 1998 was allocated in accordance with the 20%-80% formula.
               For the semi-annual period ended December 31, 1998 the Fund had a net loss of $1,247,044.

               All net income allocated to partners is
               reinvested. In order to maintain a $25,000 price per unit, the number of units held by each partner at the close of each semiannual period will be adjusted to equal the partner's capital account divided by $25,000.

RELATED PARTY  The Administration Agreement provides for fees
TRANSACTIONS   payable to the Fund's administrator, the general
               partner of the Corporate General Partner. The administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month. (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.





Page 14
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                        December 31, 1998

RELATED PARTY  The accompanying statement of assets and
TRANSACTIONS   liabilities includes unpaid fees to the
(CONTINUED)    administrator of $42,254.

               At December 31, 1998 the Fund has an investment in Transnational Industries, a private placement security in which an Individual General Partner is a director and an investor through another entity. The investment is valued at $153,300.


PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $65,811,903 and $63,651,985, respectively.
SECURITIES

SUBSEQUENT     Effective January 1, 1999 partners' capital
CAPITAL        of approximately $1,150,000 was contributed
TRANSACTIONS   to the Partnership.

SELECTED
FINANCIAL
INFORMATION

                               Years Ended
                               December 31,
                         _____________________________________
                          1998    1997    1996    1995    1994

  Ratio of Total
   Expenses to
   Average Net Assets     1.85%   1.94%   1.53%   2.18%   1.23%


  Ratio of Loss from
   Operations to
   Average Net Assets     (.78)%  (.96)%  (.48)%  (1.12)% (0.48)%

  Ratio of Net Income to
   Average Net Assets     .95     19.28%  10.89%  9.59%    0.65%

  Portfolio Turnover
  Rate                    2.39     2.10    1.82   1.19     1.87

  Total Return             .68    21.89   13.41%  10.14%   .53%

